CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($)	Attributable to the owner of the parent	Share capital	Share premium	Total Other reserves	Retained earnings	Foreign currency translation reserve	Cash Flow Hedge reserve	Cost Of Hedging Reserve [member]	Non-controlling interests	Total
Balance at beginning of the period at Dec. 31, 2023	$ 100,000,000	$ 267,000,000	$ 5,989,000,000	$ (5,654,000,000)	$ (469,000,000)	$ (10,000,000)	$ (23,000,000)		$ 6,000,000	$ 106,000,000
(Loss)/profit for the year	(10,000,000)				(10,000,000)					(10,000,000)
Total other comprehensive income/(expense) for the period	11,000,000				6,000,000		5,000,000			11,000,000
Hedging losses transferred to cost of inventory	5,000,000						5,000,000			5,000,000
NOMOQ acquisition (Note 11)/NOMOQ put and call liability (Note 22)	(2,000,000)			(2,000,000)						(2,000,000)
Dividends (Note 26)	(132,000,000)				(132,000,000)					(132,000,000)
Balance at end of the period at Jun. 30, 2024	(28,000,000)	267,000,000	5,989,000,000	(5,656,000,000)	(605,000,000)	(10,000,000)	(13,000,000)		6,000,000	(22,000,000)
Balance at beginning of the period at Dec. 31, 2024	(142,000,000)	267,000,000	5,989,000,000	(5,652,000,000)	(738,000,000)		(8,000,000)		6,000,000	(136,000,000)
Total other comprehensive income/(expense) for the period	(54,000,000)				6,000,000	(48,000,000)	(11,000,000)	$ (1,000,000)	1,000,000	(53,000,000)
Hedging losses transferred to cost of inventory	3,000,000						3,000,000			3,000,000
NOMOQ acquisition (Note 11)/NOMOQ put and call liability (Note 22)	(1,000,000)			(1,000,000)					1,000,000
Dividends (Note 26)	(132,000,000)				(132,000,000)					(132,000,000)
Balance at end of the period at Jun. 30, 2025	$ (326,000,000)	$ 267,000,000	$ 5,989,000,000	$ (5,653,000,000)	$ (864,000,000)	$ (48,000,000)	$ (16,000,000)	$ (1,000,000)	$ 8,000,000	$ (318,000,000)